 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending January 31, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
1/7/04	Shares of beneficial interest	100	6.77	7.50	Merrill Lynch
1/8/04	Shares of beneficial interest	16,000	6.80	7.50	Merrill Lynch
1/9/04	Shares of beneficial interest	2,800	6.82	7.55	Merrill Lynch
1/12/04	Shares of beneficial interest	24,000	6.85	7.55	Merrill Lynch
1/13/04	Shares of beneficial interest	24,000	6.83	7.53	Merrill Lynch
1/14/04	Shares of beneficial interest	50,000	6.84	7.54	Merrill Lynch
1/21/04	Shares of beneficial interest	4,000	6.85	7.53	Merrill Lynch
1/23/04	Shares of beneficial interest	40,000	6.88	7.52	Merrill Lynch
1/26/04	Shares of beneficial interest	5,800	6.84	7.51	Merrill Lynch
1/27/04	Shares of beneficial interest	2,300	6.83	7.52	Merrill Lynch
1/29/04	Shares of beneficial interest	6,400	6.81	7.49	Merrill Lynch

Total Shares Repurchased: 175,400

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management